Average Annual Total Returns{- Fidelity Freedom® 2010 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-08 - Fidelity Freedom® 2010 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	11.26%	7.52%	[1]	7.51%	4.76%	[1]	10.42%	7.65%	[1]

[1]	(a)From June 7, 2017